Inventories	6 Months Ended
Jun. 30, 2024
Inventories [Abstract]
INVENTORIES

5. INVENTORIES

	June 30,	December 31,
	2024	2023
Raw materials	$373,718	$430,004
Finished goods	178,810	240,467
	552,528	670,471
Less: Reserve	(31,997)	(56,833)
	$520,531	$613,638

For the six months ended June 30, 2024 and 2023, the Company recorded an inventory write down of $67,080 and $0 due to expiration of raw materials.